Asset Held for Sale and Discontinued Operations - Summary of Reconciliation of Statement of Profit or Loss Statement (Detail) ₺ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2016 TRY (₺)
Asset held for sale and discontinued operations [line items]
Profit before income tax | ₺		₺ (42,164)
(Loss)/profit for period | ₺		(42,164)
(Loss)/profit for period | ₺		₺ (42,164)
Fintur [member]
Asset held for sale and discontinued operations [line items]
Revenue	$ 617,214
Cost of sales	(369,104)
Gross profit	248,110
Selling and marketing expenses	(69,983)
General and administrative expenses	(69,818)
Other operating (expenses), net	(31,258)
Operating profit	77,051
Finance (expense)/income, net	(61,203)
Profit before income tax	15,848
Total income tax	(30,947)
(Loss)/profit for period	(15,099)
Attributable to owners of the parent	(28,695)
Attributable to non controlling interests	13,596
(Loss)/profit for period	$ (15,099)